Equity - Non-controlling interests - Narrative (Details)		2 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2021	Aug. 31, 2019	Jun. 30, 2020	Jun. 30, 2021
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary				100.00%
United Spirits Limited
Disclosure of reserves within equity [line items]
Proportion of ownership interests in Subsidiary held by non-controlling interests				42.73%
Proportion of ownership interest in subsidiary	55.94%	54.78%	55.94%	55.94%
Ketel One
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary				50.00%